Distribution of Profits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Distribution of profits (Textual)
Appropriations to the statutory surplus reserve percentage	50.00%
Statutory reserves	¥ 480,881	¥ 311,038
Prc [Member]
Distribution of profits (Textual)
Appropriations to the statutory surplus reserve percentage	10.00%